Retirement Benefit Plan - Summary of Expense or Income from Retirement Benefit Arrangements Recognised in Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Service Cost [Abstract]
Total recognised in the income statement	£ 799	£ 842	£ 730
Before Specific Items [Member]
Service Cost [Abstract]
Service cost (including administration expenses & PPF levy)	611	624	521
Past service credit		(17)
Specific Items [Member]
Service Cost [Abstract]
– Costs to close BT Pension Scheme and provide transition payments for affected employees	23
– Cost to equalise benefits between men and women due to guaranteed minimum pension (GMP)	26
– Net interest expense on pensions deficit included in specific items	139	218	209
Service cost (including administration expenses & PPF levy)	188	218	209
Defined Benefit Plan [Member] | Before Specific Items [Member]
Service Cost [Abstract]
Service cost (including administration expenses & PPF levy)	135	376	281
Defined Contribution Plans [Member] | Before Specific Items [Member]
Service Cost [Abstract]
Service cost (including administration expenses & PPF levy)	£ 476	£ 265	£ 240